OPERATING LEASES (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2005 Birmingham	Dec. 31, 2011 Birmingham	Apr. 30, 2010 Manistique item	Aug. 31, 2012 Traverse City item
OPERATING LEASES
Number of operating leases	3
Operating lease term				66 months		3 years	3 years
Option to renew additional lease term				5 years
Additional period for operating lease					3 years	2 years	3 years
Maximum number of additional lease terms for which the lease may be extended						4	2
Future minimum payments, by year and in the aggregate, under the initial terms of the operating lease agreements
2013	$ 249,000
2014	190,000
2015	34,000
Total	473,000
Rent Expenses
Rent expense for all operating leases	$ 269,000	$ 260,000	$ 270,000